UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	July 11, 2008

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	47
Form 13F Information Table Value Total:	$88,994

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      929    13344 SH       SOLE                    13344
ABBOTT LABORATORIES            COM              002824100     3076    58069 SH       SOLE                    58069
AMERICAN INTERNATIONAL GROUP   COM              026874107     1675    63311 SH       SOLE                    63311
APPLE COMPUTER INC             COM              037833100      310     1850 SH       SOLE                     1850
AT&T INC                       COM              00206R102      216     6415 SH       SOLE                     6415
BANK OF AMERICA CORP           COM              060505104      326    13640 SH       SOLE                    13640
CHEVRONTEXACO CORPORATION      COM              166751107      572     5770 SH       SOLE                     5770
CHICO'S FAS, INC.              COM              168615102      441    82050 SH       SOLE                    82050
CISCO SYSTEMS INC              COM              17275R102     2534   108925 SH       SOLE                   108925
CITIGROUP                      COM              172967101      190    11309 SH       SOLE                    11309
CULLEN FROST BANKERS           COM              229899109     3147    63123 SH       SOLE                    63123
CVS CORP.                      COM              126650100     3380    85425 SH       SOLE                    85425
DISNEY WALT HOLDING CO         COM              254687106     2666    85453 SH       SOLE                    85453
DRS TECHNOLOGIES, INC.         COM              23330X100      264     3351 SH       SOLE                     3351
EMC CORP MASS                  COM              268648102     2472   168290 SH       SOLE                   168290
EXXON MOBIL CORP               COM              302290101      987    11204 SH       SOLE                    11204
FOREST OIL CORPORATION         COM              346091606     5189    69650 SH       SOLE                    69650
GENERAL ELECTRIC CO            COM              369604103     3121   116931 SH       SOLE                   116931
HOME DEPOT                     COM              437076102      925    39485 SH       SOLE                    39485
HOSPIRA, INC.                  COM              441060100     3429    85495 SH       SOLE                    85495
ILLINOIS TOOL WORKS INC        COM              452308109     2739    57648 SH       SOLE                    57648
INTEL CORP                     COM              458140100     2605   121286 SH       SOLE                   121286
INTERNATIONAL BUSINESS MACHINE COM              459200101      809     6823 SH       SOLE                     6823
JOHNSON CONTROLS               COM              478366107     2685    93615 SH       SOLE                    93615
KIMBERLY CLARK CORP            COM              494368103      905    15140 SH       SOLE                    15140
LAZARD LTD-CL A                COM              021260622     2902    84988 SH       SOLE                    84988
MEDTRONIC, INC.                COM              585055106     3589    69353 SH       SOLE                    69353
MICROSOFT CORP                 COM              594918104     2947   107119 SH       SOLE                   107119
NIKE, INC. CLASS B             COM              654106103     2928    49125 SH       SOLE                    49125
NMC, INC.                      COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      504     7933 SH       SOLE                     7933
PHILADELPHIA CONSOLIDATED HLDG COM              717528103     3308    97373 SH       SOLE                    97373
POWER-ONE, INC.                COM              739308104       21    11275 SH       SOLE                    11275
PROCTER & GAMBLE CO            COM              742718109      247     4063 SH       SOLE                     4063
REGIONS FINANCIAL CORPORATION  COM              7591EP100      453    41510 SH       SOLE                    41510
S&P 500 INDEX DEPOSITORY RECEI COM              78462F103      254     1986 SH       SOLE                     1986
SCHERING PLOUGH CORP           COM              806605101     1868    94870 SH       SOLE                    94870
TARGET STORES                  COM              87612E106     2563    55134 SH       SOLE                    55134
THE CHARLES SCHWAB CORP        COM              808513105     2698   131371 SH       SOLE                   131371
THERMO FISHER SCIENTIFIC, INC. COM              883556102     3484    62519 SH       SOLE                    62519
UNITEDHEALTH GROUP, INC.       COM              91324P102     1795    68400 SH       SOLE                    68400
WAL MART STORES INC            COM              931142103     4291    76348 SH       SOLE                    76348
WRIGHT MEDICAL GROUP INC       COM              98235t107     3600   126710 SH       SOLE                   126710
XTO ENERGY, INC.               COM              98385X106     3412    49796 SH       SOLE                    49796
COLUMBIA MIDCAP INDEX FD-Z                      19765J608      816    73438 SH       SOLE                    73438
VANGUARD 500 INDEX FUND-SIGN                    922908496      843     8656 SH       SOLE                     8656
VANGUARD INSTL INDEX-INST PL                    922040209      880     7526 SH       SOLE                     7526